Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Foreign exchange derivatives [Member]	Dec. 31, 2012 Foreign exchange derivatives [Member]	Dec. 31, 2013 Interest rate derivatives [Member]	Dec. 31, 2012 Interest rate derivatives [Member]
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Maturity of foreign exchange contracts	17 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ 110,000,000
Notional amount		9,700,000,000	9,200,000,000	5,700,000,000	5,800,000,000
Maximum time for hedging interest rate cash flow hedge	63 months
After-tax losses deferred in AOCI to be reclassified to earnings over the next 12 months	$ 3,000,000